Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule Of Inventories

	2018	2017
Raw materials	$139	$573
Work-in-process	-	-
Finished goods	941	452
	1,080	1,025
Inventory reserves	(982)	-
	98	1,025

Schedule Of Inventory Reserves

	2018	2017
Inventory reserves at beginning of year	$-	$-
Impairment charges	1,134	125
Write down of impaired inventories	(152)	(125)
Inventory reserves at end of year	$982	$-